Document and Entity Information	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 14, 2025
Entity Registrant Name	VERADIGM INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-32085
Entity Tax Identification Number	36-4392754
Entity Address Address Line 1	222 Merchandise Mart
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60654
City Area Code	800
Local Phone Number	334-8534
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MDRX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Initial Form 8-K is being filed to report that on March 18, 2025, the Board appointed Mr. Asar to serve as Chair of the Nominating and Governance Committee of the Board and Mr. Silverman to serve on the Compensation Committee of the Board, each effective immediately.
Entity Central Index Key	0001124804